FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [ ]

      Pre-Effective Amendment No. 3                                       [X]

      Post-Effective Amendment No.                                        [ ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [X]

      Amendment No. 3                                                     [X]



                Wallace Funds - File Nos. 333-68672 and 811-10485
               (Exact name of Registrant as Specified in Charter)

           7760 France Avenue South, Suite 1350, Edina, Minnesota 55435
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (952) 285-2600

                                  Arthur B. Carlson III
           7760 France Avenue South, Suite 1350, Edina, Minnesota 55435
                     (Name and Address of Agent for Service)

                                 With a copy to:


                             Dee Anne Sjogren, Esq.
                            Kimberly M. Inman, Esq.
                              Thompson Coburn LLP
                               One Firstar Plaza
                              St. Louis, MO 63101
                                 (314) 552-6295
                                 (314) 552-6172




Approximate Date of Proposed Public Offering: As soon as practical after this Registration Statement is declared Effective.

It    is proposed that this filing become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

      [   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

                                             WALLACE GROWTH FUND
                                                       A series of Wallace Funds
































                                                              Prospectus
                                                           _______________, 2002





The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Prospectus
__________________, 2002




                               WALLACE GROWTH FUND
                            A series of Wallace Funds














Investment Adviser
Advanced Capital Advisers, Inc.


In this prospectus "we" or "us" refers to the Fund's investment adviser--Advanced Capital Advisers, Inc., 7760 France Avenue South, Suite 1350, Edina, Minnesota 55435. Please read the prospectus carefully before investing in the Fund.

                                Table of Contents





Wallace Growth Fund............................................................1


Performance of the Fund........................................................3


Fees and Expenses of the Fund..................................................3


Management.....................................................................4


Distribution of Shares.........................................................4


Pricing of Shares..............................................................4


How to Purchase Shares.........................................................5


How to Sell Shares.............................................................6


Distributions and Taxes........................................................7


Retirement Plans and Shareholder Reports.......................................8


Counsel, Independent Auditors and Service Providers............................8


Financial Highlights...........................................................9

Wallace Growth Fund
-------------------------------------------------------------------------------

Investment Goal and Principal Investment Strategies

Investment Goal

The goal of Wallace Growth Fund is to achieve long-term capital growth.

Principal Investment Strategies

To achieve its goal of long-term capital growth, the Fund invests only in equity securities of U.S. companies of any size listed on the Russell 3000(R) Index. The Fund's investment in equity securities may include common stocks and preferred stocks. The Fund will not invest in foreign securities.

When choosing securities to purchase for the Fund, we use a computer-based model to identify and rank approximately forty categories of related companies, commonly recognized as "industry sectors." Our analysis is based on factors that we believe are the most influential in determining the performance of equity securities. Such factors include stock price volatility, earnings reports and sector trends (i.e., whether an industry sector is in or out of favor), which help identify the industry sectors that appear to have the strongest probability of outperforming the market. The Fund allocates its assets among a broad group of companies included in each of the five best-performing industry sectors. Individual securities are chosen using certain technical and fundamental analyses such as identifying strong balance sheets and income statements and observing company histories of earnings stability and growth.

Each month, we review the model and industry sector allocation of the Fund's assets. If securities owned by the Fund no longer meet the above factors, the Fund may reallocate its assets and sell shares of companies included in one or more industry sectors to purchase securities of companies in other industry sectors ranked highest by the model. Based upon the foregoing, the Fund may have a significant portion of its assets in one or more industry sectors, such as technology and health care.

Temporary Investments

At times, we may judge that market conditions make pursuing the Fund's basic investment strategy inconsistent with your best interests. At such times, we may temporarily use alternative strategies primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing "defensive" strategies, the Fund may invest in U.S. Government securities, other high-quality debt instruments, and other securities we believe to be consistent with the Fund's best interests. Such action may help the Fund minimize or avoid losses during adverse market, economic or political conditions. If such a temporary "defensive" strategy is implemented, the Fund may not achieve its investment objective.

Principal Risks of Investment

As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund can give no assurance that its investment goal will be achieved. Because the value of your investment in the Fund will fluctuate, there is also a risk that you may lose money. The Fund's principal investment risks are as follows:

        o Stock Market Risks: The Fund invests in equity securities which are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund's share price is likely to decline in value. The Fund's investments in certain types of stocks (such as small or large cap) and growth-style of investing subject it to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as general market).

        o Manager Risks: Manager risk is the risk that we will do a poor job of selecting securities and thus fail to meet the Fund's investment goal.

        o Sector Focus Risks: To the extent that the Fund focuses its investments in one or more industry sectors, it may be subject to the risks affecting that sector more than would a fund that invests in a wider variety of industry sectors. For instance, as a "growth" fund, the Fund could have substantial investments in the technology or health care sectors. Companies in the technology sector are subject to risks such as those relating to potential rapid obsolescence of technology, failure of the market to accept new technologies, and difficulty in obtaining financing for necessary research and development or expansion. Companies in the health care sector are subject to many of the same risks as those facing companies in the technology sector, and are subject to risks related to legislative and regulatory action, which may affect profitability of companies in that sector.

        o Small and Medium Capitalization Risks: The Fund may invest in securities of companies with small- and medium-size market capitalization. Companies with small- and medium-size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets.

        o Portfolio Turnover Risks: We intend to reallocate the Fund's assets and to sell portfolio securities based on a monthly review of sector allocation. As a result, we may engage in active trading for short periods of time. This practice could result in the Fund experiencing a high turnover ratio. While we understand that such a turnover ratio may increase transaction costs, we believe the process of eliminating the securities of the under- performing industry sectors will enhance the overall performance of the Fund. High portfolio turnover may expose shareholders to a higher realization of capital gains, causing the shareholders higher taxable income.



Performance of the Fund
-------------------------------------------------------------------------------

Because the Fund has recently commenced operations, there is no performance information available at this time.

Fees and Expenses of the Fund
-------------------------------------------------------------------------------

As an investor, you may pay certain fees and expenses if you buy and hold shares of the Fund. These fees are described in the tables below and further explained in the example that follows.

--------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
--------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on                None
Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                  None
(as percentage of offering price)
Maximum Sales Charge (Load) Imposed on                None
Reinvested Dividends
Redemption Fee                                        None

--------------------------------------------------------------

-------------------------------------------------------                          --------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                                  Example This example is intended to help compare the
                                                                                cost of investing in this Fund with the cost of
(expenses  that  are  deducted  from  Fund assets)                              investing in other mutual funds. This example
                                                                                assumes that:
-------------------------------------------------------
Management Fees                                1.00%                               (1) you invest $10,000 in the Fund for the time
                                                                                       period indicated and then redeem all of your
Distribution and Service (12b-1) Fees          0.25%                                   shares at the end of those periods,
Other Expenses                                 1.40%                               (2) your investment has a 5% return each year,
                                               -----                               (3) all dividends and distributions have been
                                                                                       reinvested, and
Total Annual Operating Expenses                2.65%                               (4) the Fund operating expenses remain the same.
                                               =====                            Although your actual costs may be higher or lower,
                                                                                based on these assumptions your costs would be:
Less Expense Reimbursement1                   -0.40%
                                               -----                            ----------- ----------
Net Annual Operating Expenses                  2.25%                              1 year     3 years
                                               =====                            ----------- ----------
-------------------------------------------------------                            $236       $853
1We have contractually agreed to reimburse expenses (not including taxes,       ----------- ----------
interest and extraordinary expenses) of the Fund and/or waive fees due to us in order to ensure that total Fund operating expenses on an annual basis do not exceed 2.25%for a period ending April 30, 2003.


 Management
-------------------------------------------------------------------------------

Investment Adviser
Advanced Capital Advisers, Inc. provides investment advisory services for the Fund. Advanced Capital Advisers is a wholly owned subsidiary of Advanced Capital Management, LLC. Both companies are located at 7760 France Avenue South, Suite 1350, Edina, Minnesota 55435. Subject to the supervision and direction of the Fund's Board of Trustees, we manage the Fund's investment portfolio in accordance with the Fund's stated investment goal and strategies, make investment decisions for the Fund and place orders to purchase and sell securities on behalf of the Fund. We perform these services for an annual investment management fee of 1.00% payable monthly based on the Fund's average daily net asset value. As of 6\30\01, we had approximately $ 10,000,000 assets under management. We provide advisory services to only one registered investment company, which is the Fund.

Portfolio  Manager
Arthur B. Carlson III, Chief  Investment  Officer of Advanced
Capital Advisers, Inc., and Managing Director and Chief Investment Officer of Advanced Capital Management, LLC, is the portfolio manager of the Fund. Mr. Carlson has managed the Fund since its inception. Prior to joining us, Mr. Carlson was an executive officer with Aparacor International, Continental Capital Group, Ltd., Pollasky, Inc., Biz Mail, Inc., Weavewood, Inc. and Anova Corp. He also serves as Chairman and Chief Financial Officer of Global Language Institute.


Distribution of Shares
-------------------------------------------------------------------------------

Distributor
Unified Financial Securities, Inc., serves as distributor and principal underwriter for the shares of the Fund pursuant to a Distribution Agreement. Unified is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

Rule 12b-1 Distribution Plan
The Fund has adopted a Rule 12b-1 Distribution Plan that allows it to pay distribution and service fees to the Distributor for providing certain shareholder servicing activities for the shareholders of the Fund, including marketing, distribution of shares, and compensation for shareholder servicing. The maximum level of Rule 12b-1 expenses is 0.25% per year of the Fund's average daily net asset value. The Distributor may make 12b-1 payments to the Adviser, banks, broker-dealers and other financial consultants that provide distribution and/or shareholder services to the Fund. As these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Pricing of Shares
-------------------------------------------------------------------------------

Shares of the Fund are sold at their net asset value (NAV). The NAV for all shares of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) on every business day. "Business Day" is defined as any day the New York Stock Exchange is open. The NAV for the Fund is calculated by dividing the sum of the value of the securities held plus cash or other assets minus all liabilities by the total number of shares outstanding of the Fund. The NYSE is closed on weekends and most national holidays.

The Fund's investments are valued according to market value. When a market quote is not readily available, the security's value is based on "fair value" as determined by us under supervision of the Fund's Board of Trustees.

If your purchase order is received in "good order" (see "How to Purchase Shares") by the Fund's transfer agent before the close of the regular trading session of the NYSE on any business day, your order will receive the share price next determined for the Fund as of that day. If your order is received after the close of the regular trading session of the NYSE, it will receive the price determined on the next business day.

How to Purchase Shares
-------------------------------------------------------------------------------

To open an account, you must invest at least the minimum amount as shown below. We may change the minimum investment amount at any time.

                               Minimum Investments
-------------------------------------------------------------------------------
                   To Open Your Account To Add to Your Account
-------------------------------------------------------------------------------
      Regular accounts                    $300                         $100

            IRAs                          $100                         $100
-------------------------------------------------------------------------------


Good Order Purchase Requests
When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:
        |X| the name of the Fund
        |X| the dollar amount of shares to be purchased
        |X| account application form or investment stub
        |X| check payable to the "Wallace Growth Fund"

Methods of Buying
Through a       You can purchase shares of the Fund through any broker-dealer or
broker/dealer   other financial organization that agrees to offer the Fund. The
organization    broker-dealer or other financial organization is responsible for promptly sending your purchase order to the Fund's transfer agent. Please keep in mind that your broker-dealer or financial consultant may charge additional fees for its services.

By mail You can purchase shares of the Fund directly from the Fund's transfer agent, Unified Fund Services, Inc. To open an account, complete an account application form and send it together with your check to the address below. To make additional investments once you have opened your account, send your check together with the detachable form that's included with your Fund account statement or confirmation. You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below. Checks should be made payable to "Wallace Growth Fund." No third party checks will be accepted. If your check is returned for any reason, a $25 fee will be assessed against you.

                Regular Mail                                 Overnight Delivery
                Wallace Growth Fund                          Wallace Growth Fund
                c/o Unified Fund Services, Inc.              c/o Unified Fund Services, Inc.
                P.O. Box 6110                                431 North Pennsylvania Street
                Indianapolis, Indiana 46206-6110             Indianapolis, Indiana 46204

                NOTE:  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

By telephone         To make additional investments by telephone, you
                     must check the appropriate box on your account application form authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, call the Fund toll free at 1-877-411-1174 and you will be allowed to move money from your bank account to your Fund account upon request.
                     Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

By wire To open an account or to make additional investments by wire, call 1-877-411-1174 to notify the Fund of the incoming wire using the wiring instructions below:

                       Huntington National Bank, N. A.
                       ABA #:  044000024
                       Attention: Wallace Funds, Wallace Growth Fund
                       D.D.A #:  01892135357
                       Account Name: ___________________________(write in shareholder name)
                       For Account #:_____________________________(write in your account #)
                     Shareholders will receive the NAV next determined after the
                     Fund receives a signed account application and the wired
                     funds have been received.


Through an           Once your account has been opened, you may purchase shares
automatic            of the Fund through an Automatic Investment Plan ("AIP").
investment           You can have money automatically transferred from your
plan                 checking or savings account on a weekly, bi-weekly,
                     monthly, bi-monthly or quarterly basis. To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the transfer agent has received your request.




How to Sell Shares
-------------------------------------------------------------------------------

Methods of Selling
Through a            If you purchased your shares through a broker-dealer or
broker/dealer        other financial organization, your or redemption order
or financial         should be placed through the same organization. Your broker
consultant           or financial is responsible for sending your redemption
                     order to the Fund's transfer agent on a timely basis.
                     Please keep in mind that your broker or financial consultant may charge additional fees for its services.

By mail If you purchased your shares directly from the Fund's transfer agent, you should send your written redemption request to the address below. Your request should contain the Fund's name, your account number and the number of shares or the dollar amount of shares to be redeemed. Be sure to have all account holders sign the letter.
                    Additional documents are required for shareholders that are corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions or trust documents indicating proper authorization). Please see the Statement of Additional Information for more information.

                    Regular Mail                                      Overnight Delivery
                    Wallace Growth Fund                               Wallace Growth Fund
                    c/o Unified Fund Services, Inc.                   c/o Unified Fund Services, Inc.
                    P.O. Box 6110                                     431 North Pennsylvania Street
                    Indianapolis, Indiana 46206-6110                  Indianapolis, Indiana 46204


                    The Fund's transfer agent may require a signature guarantee for certain redemption requests such as redemption requests from IRA accounts, or redemption requests made payable to a person or an address not on record with the Fund. A signature guarantee assures that your signature is genuine and protects you from unauthorized account transfers. You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions. A notary public cannot guarantee signatures.

By telephone        If you are authorized to perform telephone transactions
                    (either through your account application form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100, by calling 1-877-411-1174. A signature guarantee is required of all shareholders to change or add telephone redemption privileges. For security reasons, requests by telephone will be recorded.

By wire To redeem shares by wire, call the Fund at 1-877-411-1174 and specify the amount of money you wish to be wired. Your bank may charge a fee to receive wired funds. The Transfer Agent charges a $12 outgoing wire fee.

Through a           If you own shares with a value of $10,000 or more, you may
systematic          participate in the systematic withdrawal plan.  The
withdrawal          systematic withdrawal plan allows you to make automatic
plan                withdrawals from your Fund account at regular intervals.
                    The minimum withdrawal amount is $250. Money will be transferred from your Fund account to the account you choose on your account application form. If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

When Redemption Proceeds Are Sent to You
Your shares will be redeemed at the NAV next determined after the Fund receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed.

All requests received in good order by the Fund before the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern time) will normally be wired to the bank you indicate or mailed on the following day to the address of record. In no event will proceeds be wired or a check mailed more than 7 calendar days after the Fund receives your redemption request.

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).

Redemption Requests in Good Order
When making a redemption request, make sure your request is in good order. "Good order" means your letter of instruction includes:

        |X|      the name of the Fund

        |X|      the dollar amount or the number of shares to be redeemed

        |X| signatures of all registered shareholders exactly as the shares are registered

        |X|      the account number

Accounts with Low Balances
Due to the high cost of maintaining accounts with low balances as a result of redemptions, the Fund may mail you a notice if your account falls below $1,000 ($100 for IRA accounts) as a result of redemptions, requesting that you bring the account back up to $1,000 ($100 for IRA accounts) or close it out. If you do not respond to the request within 30 days, the Fund may close the account on your behalf and send you the proceeds.

Distributions and Taxes
-------------------------------------------------------------------------------

The Fund will distribute substantially all of the net investment income and net capital gains that it has realized in the sale of securities. Net investment income distributed by the Fund generally consists of interest income and dividends received on investments, less expenses. These income and gains distributions will generally be paid once each year, on or before December 31. Distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash.

In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Any long-term capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. Long-term capital gains to the Fund require the holding of assets for more than one year. Distributions of capital gains realized by the Fund on the sale of assets held for one year or less are taxable to you at ordinary income rates. If the Fund distributes realized gains soon after you purchase shares, a portion of your investment may be returned as a taxable distribution.

When you sell your shares of the Fund, you may have a capital gain or loss. The individual tax rate on any gain from the sale of your shares depends on your marginal tax rate and on how long you have held your shares. The maximum federal income tax rate on long-term capital gain of non-corporate tax payers generally is 20%.

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends-received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

Investors should be careful to consider the tax consequences of buying Fund shares shortly before a distribution. The price of shares purchased at the time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

If shares of the Fund are sold at a loss after being held by the shareholder for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on such shares.

Fund distributions and gains from the sale of your shares generally also will be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate taxes. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

Retirement Plans and Shareholder Reports
-------------------------------------------------------------------------------

Retirement Plans
You may purchase shares of the Fund for your individual retirement accounts including traditional IRA, rollover IRA, Roth IRA, Educational IRA, SEP IRA, Simple IRA and 401K accounts. To obtain the appropriate disclosure documentation and complete information on how to open a retirement account, call 1-877-411-1174.

Shareholder Reports and Confirmations
As a shareholder, you will be provided annual and semi-annual reports showing the Fund's portfolio investments and financial information. You will also receive confirmations of your purchases into, and redemptions out of, the Fund. Account statements will be mailed to you on an annual basis.

Counsel, Independent Auditors and Service Providers
-------------------------------------------------------------------------------

Legal Counsel
Thompson Coburn LLP, One US Bank Plaza, St. Louis, MO 63101

Independent Auditors - McCurdy & Associates CPA's, Inc., 27955 Clemens Road Westlake, Ohio 44145-1121.

Custodian - Huntington Bank
Transfer Agent, Fund Administrator and Fund Accountant
Unified Fund Services, Inc. serves as the Fund's Administrator, Transfer Agent and Fund Accountant.



Financial Highlights
-------------------------------------------------------------------------------

Because the Fund has recently commenced operations, there are no financial highlights available at this time.

                               INVESTMENT ADVISER
                         Advanced Capital Advisers, Inc.
                                Edina, Minnesota


                                   DISTRIBUTOR
                       Unified Financial Securities, Inc.
                                Indianapolis, IN


                              INDEPENDENT AUDITORS
                   ________McCurdy & Associates CPA's________
                           _ Westlake, Ohio__________


                                  LEGAL COUNSEL
                               Thompson Coburn LLP
                                  St. Louis, MO

                         ADMINISTRATOR, TRANSFER AGENT,
                               AND FUND ACCOUNTANT

                           Unified Fund Services, Inc.
                                Indianapolis, IN

                                    CUSTODIAN
                            Huntington National Bank
                                 Columbus, Ohio

FOR MORE INFORMATION


You may obtain the following and other information about the Fund free of charge:

Statement of Additional Information (SAI) dated __________, 2002
The SAI of the Fund provides more details about the Fund's policies and management. The Fund's SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for the Fund will provide the most recent financial reports and portfolio listings. The annual report will contain a discussion of the market conditions and investment strategies that affected the Fund's performance during the coming fiscal year.

To receive any of these documents or the prospectus of the Wallace Funds or to request additional information about Wallace Funds, please contact us.


By Telephone:
1-877-411-1174

By Mail:
Wallace Funds
c/o Unified Fund
Services
P.O. Box
6110
Indianapolis, Indiana 46206-6110



SEC:
You may review and obtain copies of Wallace Funds' information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

                                                     1940 Act File No. 811-10485










                               Wallace Growth Fund
                            A Series of Wallace Funds


                       STATEMENT OF ADDITIONAL INFORMATION


                               _____________, 2002




















This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus of the Wallace Growth Fund dated ___________, 2002, and should be read together with that Prospectus. To receive a copy of the Prospectus, write to Wallace Funds or call the nationwide toll free number 1-877-411-1174.



Wallace Funds
c/o Unified Fund Services
431 North Pennsylvania Street
Indianapolis, IN 46204-1806

                                Table of Contents

General Information about Wallace Funds........................................2
Description of the Wallace Growth Fund.........................................2
Investment Restrictions........................................................3
Investments and Risks..........................................................4
Management of the Fund.........................................................6
Control Person and Principal Holders of Securities.............................7
Investment Adviser.............................................................8
Code of Ethics.................................................................8
Fund Administration............................................................8
Custodian......................................................................8
Legal Counsel..................................................................8
Distributor....................................................................9
Rule 12b-1 Services Plan.......................................................9
Portfolio Transactions and Brokerage Allocations..............................10
Purchase of Shares............................................................11
Redemption of Shares..........................................................11
Pricing of Shares.............................................................12
Tax Status....................................................................13
Calculations of Performance Data..............................................13
Independent Accountants.......................................................16
Financial Statements..........................................................16

                               Wallace Growth Fund
General Information about Wallace Funds
-------------------------------------------------------------------------------

         The Wallace Growth Fund (the "Fund") is the first of several anticipated mutual funds that are part of the Fund group called Wallace Funds (the "Trust"). The Trust is an open-end investment management company and was organized as a Delaware business trust on August 20, 2001. The Trust currently offers one series of shares to investors, the Fund . The Fund is a diversified series and has its own investment objective and policies. The Trust may start other series and offer shares of new funds under the Trust at any time. The Fund's registered office in Delaware is The Corporation Trust Company, 1209 Orange Street, Wilmington, Delaware 19801 and its principal office is, 7760 France Avenue South, Suite 1350, Edina, Minnesota 55435.

         Shares, when issued, will be fully paid and nonassessable. Shares of the Fund have equal dividend, voting, liquidation and redemption rights, and are voted in the aggregate and not by class except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular class. The beneficial interest of the Trust is divided into an unlimited number of shares, with no par value. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. Shares will be maintained in open accounts on the books of the Transfer Agent, and certificates for shares will generally not be issued.

         Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights. In case of any liquidation of the Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund. Expenses attributable to the Fund are borne by the Fund. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Description of the Wallace Growth Fund
-------------------------------------------------------------------------------

         The Fund intends to operate as an open-end diversified management investment company seeking to achieve long-term growth of your investment. The investment objective is fundamental and therefore cannot be changed without the approval of shareholders.

Investment Restrictions
-------------------------------------------------------------------------------

         In addition to the investment objectives and policies set forth in the Prospectus, the Fund is subject to certain investment policies and restrictions, as set forth below. The Fund's investment objective and fundamental policies and restrictions may not be changed without the vote of a majority of the Fund's outstanding shares. "Majority," as used in the Prospectus and in this Statement of Additional Information, means the lesser of (a) 67% of the Fund's outstanding shares voting at a meeting of shareholders at which more than 50% of the outstanding shares are represented in person or by proxy or (b) a majority of the Fund's outstanding shares. Unless specifically identified as fundamental, each investment policy discussed in the Prospectus or this Statement of Additional Information is not fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.

         For purposes of the investment restrictions, all percentage and rating limitations apply at the time of acquisition of a security, and any subsequent change in any applicable percentage resulting from market fluctuations or in a rating by a rating service will not require elimination of any security from the Fund.

         As fundamental policies, unless otherwise specified below, the Fund will not:

         1. Invest in the securities of companies in any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, if as a result, 25% or more of the Fund's total assets would be invested in such industry. Technology and utilities companies are considered to be in separate industries for purposes of this policy.

         2.   Issue any senior securities except as permitted by the 1940 Act.

         3. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if sold, the Fund might be deemed an underwriter for purposes of the Securities Act of 1933.

         4.   Borrow money except:

                (a) from banks to purchase or carry securities or other
                    investments,
                (b) from banks for temporary or emergency purposes, or
                (c) by entering into reverse repurchase agreements,

              if, immediately after any such borrowing, the value of the Fund's assets, including all borrowings then outstanding less its liabilities, is equal to at least 300% of the aggregate amount of borrowings then outstanding (for the purpose of determining the 300% asset coverage, the Fund's liabilities will not include amounts borrowed). Any such borrowings may be secured or unsecured. The Fund may issue securities (including senior securities) appropriate to evidence the indebtedness, including reverse repurchase agreements, which the Fund is permitted to incur.

         5.   Purchase or sell commodities or commodity futures contracts.

         6. Purchase or sell real estate or real estate mortgage loans, except that the Fund may invest no more than 5% of its assets in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

         7. Make loans, except that the Fund may (a) purchase and hold debt obligations in accordance with its investment objective and policies, (b) enter into repurchase agreements, (c) lend portfolio securities on a collateralized basis, and (d) engage in similar cash management and income enhancement transactions.


         The Trust has also adopted the following restrictions for the Fund that are not fundamental policies and may be changed by the Board of Trustees without shareholder approval. The Fund shall not:

         1. Invest in companies for the purpose of exercising control or management.

         2. Purchase the securities of other investment companies except as permitted by the 1940 Act.

         3. Purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

         4. Invest more than 15% of its net assets in illiquid securities, such as restricted securities, repurchase agreements with a maturity of more than seven days, or securities with no readily available market quotation.


Investments and Risks
-------------------------------------------------------------------------------

         The Fund's non-principal strategies, as well as others, are discussed below.

U.S. Government Securities
         The Fund may invest in U.S. Government Securities, which are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Obligations issued by the U.S. Treasury include Bills, Notes and Bonds ("Treasury Securities") which differ from each other mainly in their interest rates and the length of their maturity at original issue. In this regard, Treasury Bills have a maturity of one year or less, Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities greater than ten years. Such Treasury Securities are backed by the full faith and credit of the U.S. Government. As with all fixed-income securities, various market forces influence the value of such securities. There is an inverse relationship between the market value of such securities and yield. As interest rates rise, the value of the securities falls; conversely, as interest rates fall, the market value of such securities rises.





Money Market Instruments
         Under normal market conditions, the Fund will stay fully invested in stocks. However, the Fund may temporarily depart from its principal investment strategy by making short term investments in cash equivalents in response to adverse markets, economic or political conditions. This may result in the Fund not reaching its investment objective. The Fund may invest in money market instruments, which include:

        (a)   U.S. Treasury Bills;

        (b)   U.S. Treasury Notes with maturities of 18 months or less;

        (c)   U.S. Government Securities subject to repurchase agreements;

        (d) Obligations of domestic branches of U.S. banks (including certificates of deposit and bankers' acceptances with maturities of 18 months or less) which, at the date of investment, have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $10,000,000 and obligations of other banks or savings and loan associations if such obligations are insured by the Federal Deposit Insurance Corporation ("FDIC");

        (e) Commercial paper which at the date of investment is rated A-1 by S&P or P-1 by Moody's or, if not rated, is issued or guaranteed as to payment of principal and interest by companies which, at the date of investment, have an outstanding debt issue rated AA or better by S&P or Aa or better by Moody's;

        (f) Short-term (maturing in one year or less) corporate obligations which, at the date of investment, are rated AA or better by S&P or AA or better by Moody's; and

        (g) Shares of no-load money market mutual funds (subject to the ownership restrictions of the 1940 Act). Investment by the Fund in shares of a money market mutual fund indirectly results in the investor paying not only the advisory fee and related fees charged by the Fund, but also the advisory fees and related fees charged by the adviser and other entities providing services to the money market mutual fund.



When-Issued and Delayed Delivery Transactions
         The Fund may purchase short-term obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered advantageous.



Restricted and Illiquid Securities
         The Fund may invest in a limited amount of restricted securities. Restricted securities are securities that are thinly traded or whose resale is restricted by federal securities laws. Restricted securities are any securities in which the Fund may invest pursuant to their investment objective and policies but which are subject to restrictions on resale under federal securities laws. The Fund's Board of Trustees has established criteria that allows the Adviser to consider certain restricted securities, such as Rule 144 securities, as liquid.

Borrowing
         The Fund may borrow up to 50% of the value of its total assets as a temporary, extraordinary, or emergency measure or to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. Interest paid on borrowed funds would decrease the net earnings of that Fund. The Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of the value of the Fund's total assets. The Fund may mortgage, pledge, or hypothecate its assets in an amount not exceeding 10% of the value of its total assets to secure temporary or emergency borrowing.


Warrants
         The Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. If the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Real Estate Investment Trusts
         The Fund may invest in equity or mortgage real estate investment trusts (REITs) that together produce income. A REIT is a managed portfolio of real estate investments. An equity REIT holds equity positions in real estate and provides its shareholders with income from the leasing of its properties and capital gains from any sales of properties. A mortgage REIT specializes in lending money to developers of properties and passes any interest income earned to its shareholders. Risks associated with real estate investments include the fact that equity and mortgage real estate investment trusts are dependent upon management skill and are not diversified, and are, therefore, subject to the risk of financing single projects or unlimited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.

Temporary Defensive Positions
         The Fund may deviate from its fundamental and non-fundamental investment policies during periods of adverse or abnormal market, economic, political and other circumstances requiring immediate action to protect assets. In such cases, the Fund may invest up to 100% of its assets in U.S. Government Securities and any money market investment described above.

Management of the Fund
-------------------------------------------------------------------------------

Board of Trustees
         The Fund is managed by a Board of Trustees. The Fund's Board of Trustees consists of three individuals, one of whom is not an "interested person" of the Fund as that term is defined in the 1940 Act. The Trustees are fiduciaries of the Fund's shareholders and are governed by the laws of the state of Delaware. They establish policies for the operation of the Fund and appoint the officers who conduct the daily business of the Fund.


Management Information
         The names, addresses and principal occupations during the past five years of the Trustees and executive officers of the Fund are as follows:
           ------------------------ ------ ----------- --------------------------------- ------------------ --------------
                                           Position                                      Number of          Other
            Name and Address         Age   with the    Principal Occupation during       Portfolios in      Directorships
                                             Fund           Last Five Years              Fund Complex       Held by
                                                                                         Overseen by the    Director
                                                                                         Director
           ------------------------ ------ ----------- --------------------------------- ------------------ --------------
           Arthur B. Carlson III*          Trustee,    Chief Investment Officer of             1               None
           7760 France Avenue        50    President,  Advanced Capital Advisers, Inc.
           South Suite 1350,               Treasurer,  (March 2001 - present); Chief
           Edina, Minnesota 55435          and         Financial Officer, Aparacor
                                           Secretary   International, Inc., a
                                                       financial services company
                                                       (September 2000 - February 2001);
                                                       Chief Executive Officer of
                                                       Continental Capital Group, Ltd.
                                                       (August 1997 -September 2000); Chief
                                                       Financial Officer, Director,
                                                       and Treasurer of Pollasky, Inc.
                                                       (1998 - 2001); Chief Executive
                                                       Officer, Director of Biz
                                                       Mail, Inc. (1999 - 2000); Chief
                                                       Financial Officer and Director of
                                                       Universal Marketing and
                                                       Entertainment, Inc. (1998 - 2000)
                                                       Managing Trustee of Weavewood,
                                                       Inc. (1999 - 2001); Chief
                                                       Financial Officer (1996 - 1997)
                                                       and Chief Executive Officer
                                                       (1997 - 1999) of Anova Corp.;
                                                       Chief Financial Officer and
                                                       Chairman of Global Language
                                                       Institute (2000 - Present).
           ------------------------ ------ ----------- --------------------------------- ------------------ --------------
           Thomas W. Tripp           53     Trustee    Chief Executive Officer of Real            1             None
           700 Reo Road                                Monetary Systems, Inc. (October
           Watertown, MN 55388                         1992 - present); Chief
                                                       Executive Officer and Director
                                                       of Government Indexed Bond
                                                       Systems, Inc. (January 2000 -
                                                       present); Chief Executive
                                                       Officer and Director of
                                                       Virtualmoney, Inc. (January
                                                       2000 - January 2002).
           ------------------------ ------ ----------- --------------------------------- ------------------ --------------
            Dennis G. Carpenter        50    Trustee    President and Director of                  1            None
            15395 91st Avenue North                     Starcomm LLC (May 2001 -
            Maple Grove, MN 55369                       present); Chief Executive
                                                        Officer of Starcomm, Inc. (1987
                                                        - May 2001)
           ------------------------- ----- ----------- --------------------------------- ------------------ ---------------

*This trustee is deemed to be an interested person of the Fund as defined in the 1940 Act.


Compensation
         For their services as Trustees, the independent Trustees will receive compensation consisting of $250.00 for each meeting attended and will be reimbursed for the expenses of attending such meetings. Neither the Trust nor the Fund pays any fees to the trustees who are considered "interested persons" of the Trust, the Fund or the Adviser, as defined in the 1940 Act. Neither the Trust nor the Fund maintains any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Trust or Fund expenses. The table below details the estimated amount of compensation the Trustees may receive from the Trust for the next fiscal year. Presently, none of the executive officers receive compensation from the Fund.


---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Name and Position            Estimated         Pension or Retirement   Estimated Annual       Estimated Total
                             Aggregate         Benefits Accrued As     Benefits Upon          Compensation from
                             Compensation      Part of Trust Expenses  Retirement             Trust and Fund Complex
                             From Trust                                                       Paid to Trustees
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Arthur B. Carlson III*             None                 None                  None                    None
Trustee
Thomas W. Trip                  $1,000.00                0                       0                   $1,000.00
Trustee
Dennis G. Carpenter             $1,000.00                0                       0                   $1,000.00
Trustee

*This trustee is deemed to be an interested person as defined in the 1940 Act.

The following table contains information for each Trustee regarding equity securities beneficially owned by a Trustee in the Fund or in any registered investment companies overseen by the Trustee within the same family of investment companies as the Fund.

============================== ============================ ==================================
                                Dollar Range of Equity      Aggregate Dollar Range of Equity
Name of Director               Securities in the Fund       Securities in All Registered
                                                            Investment Companies Overseen by
                                                            Director in Family of Investment
                                                            Companies
------------------------------ ---------------------------- ----------------------------------
Arthur B. Carlson III          $1 - $10,000                 None
------------------------------ ---------------------------- ----------------------------------
Thomas W. Tripp                None                         None
------------------------------ ---------------------------- ----------------------------------
Dennis G. Carpenter            None                         None
============================== ============================ ==================================

Control Person and Principal Holders of Securities
-------------------------------------------------------------------------------



     As of April 12, 2002, the following persons may be deemed to beneficially own or hold of record five percent (5%) or more of the Fund: David A. and Judy Holm, 5626 W. Yucca St., Glendale, AZ 85304 - 33.80; David A. Holm IRA, 5626, W. Yucca St., Glendale, AZ 85304 - 17.4%; Judy Holm IRA, 5626 Yucca St., Glendale, AZ 85304 - 17.08%; Sheila D. Hoffman-Hicks IRA, 939 W. 2nd St., Hastings, MN 55033 - 13.86%; Daniel M. and Denise D. Newby, 2009 US Hwy 8, St. Croix Falls, WI - 11.65%.

     As of April 12, 2002, David A. Holm and Judy Holm may each be deemed to control the Fund as a result of their beneficial ownership of shares of the Fund. As the controlling shareholders, they would control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's advisor.

     As of April 12, 2002, the Trustees and officers as a group owned 1.98% of the shares of the Fund.

Investment Adviser
-------------------------------------------------------------------------------

         Advanced Capital Advisers, Inc., 7760 France Avenue South, Suite 1350, Edina, Minnesota 55435 (the "Adviser"), has been a registered investment adviser since March 2001. The Adviser is a wholly-owned subsidiary of Advanced Capital Management, LLC. The Adviser manages several private accounts and as of June 30, 2001 has $10 million under management. Under the advisory agreement, the Adviser reviews the portfolio of securities and investments in the Fund, and advises the Fund in the selection, acquisition, holding or sale of securities and makes recommendations with respect to other aspects and affairs of the Fund. The Adviser is also responsible for placing orders for the purchase and sale of the Fund's investments directly with the issuers or with brokers or dealers selected by the Adviser.

         As compensation for its services under the Advisory Agreement the Advisor receives a monthly fee at the annual rate of 1.00% of the average daily net assets of the Fund.

Code of Ethics
-------------------------------------------------------------------------------

         Both the Trust and the Adviser have adopted a Code of Ethics that governs the conduct of employees of the Trust and Adviser who may have access to information about the Fund's securities transactions. The Code recognizes that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Code requires pre-clearance of personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by the Fund or other clients of the Adviser; annual and quarterly reporting of personal securities holdings; and limitations on personal trading of initial public offerings. Violations of the Codes are subject to review by the Trustees and could result in severe penalties.

Fund Administration
-------------------------------------------------------------------------------

     Unified Fund Services, Inc., provides administrative personnel and services (including blue-sky services) to the Fund. Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to provide compliance services to the Fund. Unified Fund Services, Inc. also will serve as fund accountant and transfer agent.

Custodian
-------------------------------------------------------------------------------

         The Custodian for the Trust and the Fund is Huntington National Bank. Huntington, as Custodian, holds all of securities and cash owned by the Fund.

Legal Counsel
-------------------------------------------------------------------------------

         The Fund's legal counsel is Thompson Coburn LLP, One US Bank Plaza, St. Louis, MO 63101.

Distributor
-------------------------------------------------------------------------------

         Unified Financial Securities Inc. serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of November 14, 2001 (the "Distribution Agreement"). Unified Financial Securities, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares.

Rule 12b-1 Distribution Plan
-------------------------------------------------------------------------------

     The Board of Trustees has adopted a Rule 12b-1 Distribution Plan on behalf of the Fund, in accordance with Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is authorized under the Plan to use the assets of the Fund to compensate Unified Financial Securities for certain activities relating to shareholder servicing and distribution of shares of the Fund to investors and the provision of shareholder services. The maximum amount payable under the Plan is 0.25% of theFund's average net assets on an annual basis. Under the Plan, a servicing fee of up to 0.25% may be paid to other broker-dealers, bank, financial institutions and the Adviser for shareholder servicing activities.

         The NASD's maximum sales charge rule relating to mutual fund shares establishes limits on all types of sales charges, whether front-end, deferred or asset-based. This rule may operate to limit the aggregate distribution fees to which shareholders may be subject under the terms of the Plan.

         The Plan authorizes the use of Fund assets to pay the Adviser, banks, broker/dealers and other institutions that provide distribution assistance and/or shareholder services such as:
        |X| printing and distributing prospectuses to persons other than Fund shareholders,
        |X| printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of the Fund, and
        |X| furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries.

         The Plan requires the Distributor to prepare and furnish to the Trustees for their review, at least quarterly, written reports complying with the requirements of the Rule and setting out the amounts expended under the Plan and the purposes for which those expenditures were made. The Plan provides that so long as it is in effect the selection and nomination of Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees then in office who are not interested persons of the Trust.

         Neither the Plan nor any related agreements can take effect until approved by a majority vote of both all the Trustees and those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan, cast in person at a meeting called for the purpose of voting on the Plan and the related agreements. The Trustees approved the Plan on November 14, 2001.

         The Plan will continue in effect only so long as its continuance is specifically approved at least annually by the Trustees in the manner described above for Trustee approval of the Plan. The Plan may be terminated at any time by a majority vote of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan or in any agreement related to the Plan or by vote of a majority of the outstanding voting securities of the Fund.

         The Plan may not be amended so as to materially increase the amount of the Rule 12b-1 fees for the Fund unless the amendment is approved by a vote of at least a majority of the outstanding voting securities of the Fund. In addition, no material amendment may be made unless approved by the Trustees in the manner described above for Trustee approval of the Plan.

Portfolio Transactions and Brokerage Allocations
-------------------------------------------------------------------------------

         The Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of broker-dealers to effect the transactions and the negotiation of brokerage commissions, if any. In placing orders for securities transactions, the primary criterion for the selection of a broker-dealer is the ability of the broker-dealer, in the opinion of the Adviser, to secure prompt execution of the transactions on favorable terms, including the reasonableness of the commission (if any) and considering the state of the market at the time.

         The primary consideration in effecting transactions for the Fund is execution at the most favorable prices. The Adviser has complete freedom as to the markets in and the broker-dealers through or with which (acting on an agency basis or as principal) they seek execution. The Adviser may consider a number of factors in determining which broker-dealers to use for the Fund's transactions. These factors include research services, the reasonableness of commissions, and the quality of services and execution. Fund transactions for the Fund may be effected through the Distributor if the commissions, fees or other remuneration received by the Distributor are reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. In effecting portfolio transactions through the Distributor, the Fund intends to comply with Section 17(e)(1) of the 1940 Act, as amended.

         When consistent with these objectives, business may be placed with broker-dealers, who furnish investment research and/or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows the Adviser to supplement its own investment research activities and enables the Adviser to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Fund. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser may receive a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the accounts that it manages, as opposed to solely benefiting one specific managed fund or account. Normally, research services obtained through managed funds or accounts investing in common stocks would primarily benefit the managed funds or accounts which invest in common stock; similarly, services obtained from transactions in fixed-income securities would normally be of greater benefit to the managed funds or accounts which invest in debt securities.



         In determining the commissions to be paid to the Distributor, it is the policy of the Fund that such commissions, will, in the judgment of the Adviser, subject to review by the Board of Trustees, be both (a) at least as favorable as those which would be charged by other qualified brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time, (b) at least as favorable as commissions contemporaneously charged by the Distributor on comparable transactions for its most favored comparable unaffiliated customers, and (c) conform to the requirements of Rule 17e-1 under the 1940 Act. While the Adviser does not deem it practicable and in the best interest of the Fund to solicit competitive bids for commission rates on each transaction, consideration will regularly be given to posted commission rates as well as to other information concerning the level of commissions charged on comparable transactions by other qualified brokers.

         In certain instances, there may be securities that are suitable for the Fund as well as for that of one or more of the advisory clients of the Adviser. Investment decisions for the Fund and for such advisory clients are made by the Adviser with a view to achieving the investment objective. It may develop that a particular security is bought or sold for only one client of the Adviser even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients of one of the Adviser when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients of the Adviser are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be equitable to each (and may result, in the case of purchases, in allocation of that security only to some of those clients and the purchase of another security for other clients regarded by the Adviser as a satisfactory substitute). It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. At the same time, however, it is believed that the ability of the Fund to participate in volume transactions will sometimes produce better execution prices.

         The Board of Trustees of the Fund has also adopted a policy pursuant to Rule 17a-7 under the 1940 Act that allows certain principal transactions between certain remote affiliates of the Fund and the Fund. Such transactions could include purchases of securities for the Fund from private accounts managed by the Adviser or sales of securities from the Fund to private accounts managed by the Adviser. These transactions will only be effected in accordance with the provisions of Rule 17a-7 under the 1940 Act and are further restricted by the policies adopted by the Board of Trustees pursuant thereto. Under the policies, the Board must, on a quarterly basis, determine that all transactions effected in reliance on Rule 17a-7 during the preceding quarter were in compliance with the procedures. The Board must also review the procedures as necessary.

Purchase of Shares
-------------------------------------------------------------------------------

         Orders for shares received by the Trust in good order prior to the close of business on the New York Stock Exchange (the "Exchange") on each day during such periods that the Exchange is open for trading are priced at net asset value per share computed as of the close of the regular session of trading on the Exchange. Orders received in good order after the close of the Exchange, or on a day it is not open for trading, are priced at the close of such Exchange on the next day on which it is open for trading at the next determined net asset value per share. No share certificates will be issued.

Redemption of Shares
-------------------------------------------------------------------------------

         The Trust will redeem all or any portion of a shareholder's shares of the Fund when requested in accordance with the procedures set forth in the "How to Sell Shares" section of the Prospectus. Under the 1940 Act, a shareholder's right to redeem shares and to receive payment therefore may be suspended at times:

         (a) when the New York Stock Exchange is closed, other than customary weekend and holiday closings;

         (b)  when trading on that exchange is restricted for any reason;

         (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

         (d) when the Securities and Exchange Commission by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

         In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

Corporate, Partnership, Executor, Trustee, Administrators, or Guardian Shareholders
         Supporting documents in addition to those listed under "How to Sell Shares" in the Fund's prospectus will be required from executors, administrators, and trustees, or if redemption is requested by one other than the shareholder of record. Such documents include, but are not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

Redemption In-Kind
         The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

Pricing of Shares
-------------------------------------------------------------------------------

         The net asset value per share of the Fund will be determined on each day when the New York Stock Exchange is open for business and will be computed by taking the aggregate market value of all assets of the Fund less its liabilities, and dividing by the total number of shares outstanding. Each determination will be made by valuing portfolio securities, including open short positions, which are traded on the New York Stock Exchange, American Stock Exchange and on the NASDAQ National Market System at the last reported sales price on that exchange; by valuing put and call options which are traded on the Chicago Board Options Exchange or any other domestic exchange at the last sale price on such exchange; by valuing listed securities and put and call options for which no sale was reported on a particular day and securities traded on the over-the-counter market at the mean between the last bid and asked prices; and by valuing any securities or other assets for which market quotations are not readily available at fair value in good faith and under the supervision of the Trustees, although others may do the actual calculation.

         The Adviser reserves the right to value securities, including options, at prices other than last-sale prices when such last-sale prices are believed unrepresentative of fair market value as determined in good faith by the Adviser.

         The share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern Time), on each day the New York Stock Exchange is open for business. The New York Stock Exchange is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         In valuing the Fund's assets for the purpose of determining net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on such exchange on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. If no bid price is quoted on such exchange on such day, then the security is valued by such method as the Adviser under the supervision of the Board of Trustees determines in good faith to reflect its fair value. Readily marketable securities traded only in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recent bid price. If no bid price is quoted on such day, then the security is valued by such method as the Adviser under the supervision of the Board of Trustees determines in good faith to reflect its fair value. All other assets of the Fund, including restricted securities and securities that are not readily marketable, are valued in such manner as the Adviser under the supervision of the Board of Trustees in good faith deems appropriate to reflect their fair value.

Tax Status
-------------------------------------------------------------------------------

         The Fund will qualify and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on its capital gains and net investment income distributed to shareholders. To qualify as a regulated investment company, the Fund must, among other things, receive at least 90% of its gross income each year from dividends, interest, gains from the sale or other disposition of securities and certain other types of income including, with certain exceptions, income from options and futures contracts. The Code also requires a regulated investment company to diversify its holdings. The Internal Revenue Service has not made its position clear regarding the treatment of futures contracts and options for purposes of the diversification test, and the extent to which the Fund could buy or sell futures contracts and options may be limited by this requirement.

         The Code requires that all regulated investment companies pay a nondeductible 4% excise tax to the extent the regulated investment company does not distribute 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end. The required distributions are based only on the taxable income of a regulated investment company.

         By law, the Fund must withhold a percentage (30% during calendar year 2002 and 2003) of your taxable distributions and proceeds ("backup withholding") if you do not provide your correct social security or taxpayer identification number, or if the IRS instructs the Fund to do so. The withholding provision generally does not apply to nonresident aliens. Ordinarily, distributions and redemption proceeds earned by Fund shareholders are not subject to withholding of federal income tax. However, if a shareholder fails to furnish a tax identification number or social security number, or certify under penalties of perjury that such number is correct, the Fund may be required to withhold federal income tax ("backup withholding") from all dividend, capital gain and/or redemption payments to such shareholder. Dividends and capital gain distributions may also be subject to backup withholding if a shareholder fails to certify under penalties of perjury that such shareholder is not subject to backup withholding due to the underreporting of certain income. These certifications are contained in the purchase application enclosed with the Prospectus.

         Calculations of Performance Data
-------------------------------------------------------------------------------
                Average annual total return is the average annual compounded rate of return for periods of one year, five years and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compounded rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                                 P(1 + T)n = ERV

         Where:

T        =        average annual total return

P        =        a hypothetical initial investment of $1,000

n        =        number of years

ERV      =        ending redeemable value; ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

         The Fund's performance will vary from time to time and your shares, when redeemed, may be worth more or less than their original cost. You should not consider past results as representative of future performance. Factors affecting the Fund's performance include, among other things, general market conditions, the composition of the Fund's portfolio, and operating expenses. In reporting performance, the Fund makes no adjustment for taxes payable by shareholders on reinvested income dividends and capital gains distributions.

         The Fund may also advertise comparative performance information obtained from industry or financial publications. The Fund may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. From time to time, articles about the Fund regarding its performance or ranking may appear in national publications. Some of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. Reference to or reprints of such articles may be used in the Fund's promotional literature.

        The Fund also may advertise its performance after taxes on distributions or distributions and redemption calculated according to the formulas described below.

1.     Average Annual Total Return (After Taxes on Distributions):

       P(1+T)n = ATVd

       Where:     P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions).
                  N        =        number of years
                  ATVd     =        ending value, after taxes on fund
                                    distribution but not after taxes on
                                    redemption, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

         The computation assumes that all dividends and distributions are subject to the highest individual marginal federal income tax rates, that all dividends and distributions, less taxes due, are reinvested on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

2.    Average Annual Total Return (After Taxes on Distributions and Redemption):

       P(1+T)n = ATVdr

       Where:     P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions).
                  N        =        number of years
                  ATVdr    =        ending value, after taxes on fund
                                    distributions and redemptions, at the end of the applicable period of the hypothetical
                                    $1,000 investment made at the beginning of the applicable period.

         The computation assumes that all dividends and distributions, less all taxes due, are reinvested on the reinvestment dates, that the dividends and distributions are subject to the highest individual marginal federal income and capital gains tax rates, that any capital losses from the redemption are fully deductible, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period and that. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

Comparisons

         Lipper Analytical Services, Inc. ("Lipper") and Other Independent Ranking Organizations. From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

         Morningstar, Inc. The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

         Independent Sources. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's and a variety of investment newsletters.

         Indices. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that a Fund may purchase and the investments measured by the indices.

         Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

Independent Accountants
-------------------------------------------------------------------------------

         McCurdy and Associates, CPA's, Inc., serves as the Fund's independent accountants. Their services include examination of the Fund's financial statements.

         The Fund's seed capital financial statements and independent auditor's report are included in this statement of additional information.


Financial Statements
-------------------------------------------------------------------------------
                                  WALLACE FUNDS
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 12, 2002




                                                           Wallace Growth Fund

ASSETS:
  Cash in Bank                                                   $128,757

    Total Assets                                                 $128,757


LIABILITIES:                                                $           0

    Total Liabilities                                       $           0


NET ASSETS                                                       $128,757


NET ASSETS CONSIST OF:
  Capital Paid In                                                $128,757


OUTSTANDING SHARES                                              12,875.70


NET ASSET VALUE PER SHARE
                                                                   $10.00


OFFERING PRICE PER SHARE                                           $10.00


MINIMUM REDEMPTION PRICE PER SHARE                                 $10.00







                See accompanying notes which are an integral part
                           of this financial statement

                                  WALLACE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                 April 12, 2002


1.  ORGANIZATION
        The Wallace Funds (the "Trust") is an open-end investment company established under the laws of the State of Delaware on August 20, 2001. The Trust may issue an unlimited number of shares, and presently consists of one series of shares for the Wallace Growth Fund
        (the "Fund").

        The primary investment objective of the Fund is to seek long term capital growth by investing in equity securities of U.S. companies of any size listed on the Russell 5000 Index.

        The Fund uses an independent custodian and transfer agent. No transactions other than those relating to organizational matters and the sale of 12,875.70 shares of the Wallace Growth Fund have taken place to date.

2.  RELATED PARTY TRANSACTIONS
        Advanced Capital Advisors, Inc. (a wholly owned subsidiary of Advanced Capital Management, LLC), the Fund's investment adviser, is registered as an investment adviser under the Investment Advisers Act of 1940. Certain shareholders and officers of Advance Capital Advisors, Inc. are also trustees or officers of the Trust.

        As adviser, Advanced Capital Advisors, Inc. receives from the Fund as compensation for its services to the Fund an annual fee of 1.00% of the Fund's net assets. The fee is paid monthly and calculated on the average daily closing net asset value of the Fund.

        The Fund pays all expenses incident to the Fund's operations and business. The Advisor agrees to waive any portion of the Advisory Fee and reimburse operating expenses (not including interest, taxes and extraordinary expenses) of the Fund to the extent necessary to limit the Fund's total operating expenses to 2.25% of its average daily net assets for a period ending on April 30, 2003. The Fund shall reimburse the Adviser in the first, second, or third (or any combination thereof) fiscal year next succeeding the fiscal year of the withholding, reduction or payment to the extent permitted by applicable law if the aggregate expenses for the next succeeding fiscal year, second fiscal year or third succeeding fiscal year do not exceed 2.25% of the Fund's average daily net assets.

          The Advisor has agreed to pay all organizational expenses of the Fund.


3.  DISTRIBUTION PLAN
        The Fund has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act. The Fund will pay a distribution fee to its distributor Unified Financial Securities at a rate of 0.25% per annum of the average daily net assets. The Distributor may pay all or a portion of these fees to any registered securities dealer, investment adviser (including Advanced Capital Advisers, Inc.), financial institution or any other person who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services pursuant to a written agreement with respect to the fund.



                                  WALLACE FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT'D)
                                 April 12, 2002


4. CAPITAL STOCK AND DISTRIBUTION
        At April 12, 2002, an unlimited number of shares were authorized and paid in capital amounted to $128,757 for the Wallace Growth Fund.
        Transactions in capital stock were as follows:

              Shares Sold:
             Wallace Growth Fund                                 12,875.70

           Shares Redeemed:
              Wallace Growth Fund                                        0

            Net Increase:
              Wallace Growth Fund                                12,875.70

           Shares Outstanding:
              Wallace Growth Fund                                12,875.70



5.  CONTROL PERSONS
        As of April 12, 2002, the following persons may be deemed to beneficially own or hold of record five percent (5%) or more of the
        Fund:

                  David Holm Roth IRA                         17.40%
                  Judy Holm Roth IRA                          17.08%
                  Sheila D. Hoffman-Hicks IRA                 13.86%
                  Daniel M. & Denise D. Newby                 11.65%
                  David Holm & Judy Holm                      33.80%










To The Shareholders and Trustees
The Wallace Funds:

We have audited the accompanying statement of assets and liabilities of The Wallace Funds (comprised of the Wallace Growth Fund) as of April 12, 2002. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of April 12, 2002, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Wallace Growth Fund as of April 12, 2002, in conformity with accounting principles generally accepted in the United States of America.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio
April 12, 2002







                                  WALLACE FUNDS
                                     PART C

                                OTHER INFORMATION

Item 23.  EXHIBITS.

(a)      Articles of Incorporation -
          (i) Copy of Registrant's Certificate of Trust, which was filed as an exhibit to Registrant's initial Registration Statement, is hereby incorporated by reference.
          (ii) Copy of Registrant's Agreement and Declaration of Trust is filed herewith.
(b)      Bylaws - Copy of Registrant's By-Laws are filed herewith.
(c)      Instruments Defining Rights of Security Holders - None.
(d) Investment Advisory Contracts - Copy of Registrant's Investment Advisory Agreement with Advanced Capital Advisers, Inc. is filed herewith.
(e) Underwriting Contracts - Copy of Registrant's Distribution Agreement with Unified Financial Securities, Inc. is filed herewith.
(f)      Bonus or Profit Sharing Contracts - None.
(g) Custodian Agreements - Registrant's Custody Agreement with Huntington National Bank is filed herewith.
(h) Other Material Contracts - Copy of Registrant's Mutual Fund Services Agreement with Unified Fund Services, Inc. is filed herewith.
(i) Legal Opinion - Opinion and Consent of Thompson Coburn is filed herewith.
(j) Other Opinions - Consent of McCurdy & Associates, CPA's, Inc. is filed herewith.
(k)      Omitted Financial Statements - None.
(l) Initial Capital Agreements. - Letters of Investment Intent are filed herewith.
(l) Rule 12b-1 Plan - Copy of Registrant's Rule 12b-1 Distribution Plan is filed herewith.
(m)      Rule 18f-3 Plan - None.
(n)      Reserved.
(o) Codes of Ethics - Copy of the Code of Ethics of Registrant and its Adviser is filed herewith.
(p) Power of Attorney - Powers of Attorney for the Independent Trustees are filed herewith.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

     Reference is made to Article III Section 7 of the Registrant's By - Laws as follows:

     The Trust shall indemnify, out of Trust Property, any person who was or is a party or is threatened to be made a party to any Proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was an Agent of the Trust, against Expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such Proceeding if such person acted in good faith and in a manner that such person reasonably believed to be in the best interests of the Trust and in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith or in a manner which the person reasonably believed to be in the best interests of the Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     The Trust shall indemnify, out of Trust Property, any person who was or is a party or is threatened to be made a party to any Proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was an Agent of the Trust, against Expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such Proceeding if such person acted in good faith and in a manner that such person reasonably believed to be in the best interests of the Trust and in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith or in a manner which the person reasonably believed to be in the best interests of the Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the Agent's respective duties to the Trust or the Shareholders.

     Paragraph  9  of  the   Distribution   Agreement  with  Unified   Financial
Securities, Inc., provides as follows:

     "The Fund agrees to indemnify and hold harmless Distributor and each person who has been, is, or may hereafter be a director, officer, employee, shareholder or control person of Distributor against any loss, damage or expense (including the reasonable costs of investigation) reasonably incurred by any of them in connection with the matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence, including clerical errors and mechanical failures, on the part of any of such persons in the performance of Distributor's duties or from the reckless disregard by any of such persons of Distributor's obligations and duties under this Agreement, for all of which exceptions Distributor shall be liable to the Fund. The Fund will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification."

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  Business and Other Connections of the Investment Advisor.

Advanced Capital Advisers, Inc., 7760 France Avenue South, Suite 275 Edina, Minnesota 55435, offers investment advisory services to the Fund. Information about the Adviser can be obtained from the Form ADV Part I filed via the NASDR's CRD/IARD system.

Item 27.  Principal Underwriter.

Unified Financial Securities, Inc., the Distributor for shares of the Registrant, acts as principal underwriter for the following other investment companies: AmeriPrime Funds, AmeriPrime Advisors Trust, the ATC Funds, the Julius Baer Investment Funds, the iMillennium Fund, the Kenwood Funds, the Lindbergh Funds, The Milestone Funds, the Regional Opportunity Fund, The Rockland Fund Trust, the Securities Management & Timing Fund, The Sparrow Funds, the TANAKA Funds, The Unified Funds, and the Valenzuela Capital Trust.

Information with respect to each director and officer of Unified Financial Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-23508).

Item 28.  Location of Accounts and Records.

Unified Fund Services, Inc.
431 N. Pennsylvania  Street
Indianapolis, Indiana 46204

Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

Huntington National Bank
41 South High Street
Columbus, Ohio 43215

Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3).

Unified Financial Securities, Inc.
431 N. Pennsylvania  Street
Indianapolis, Indiana  46204

Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d).

Advanced Capital Advisers, Inc.
7760 France Avenue South, Suite 275
Edina, Minnesota  55435

Will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f).

Item 29.  Management Services Not Discussed in  Parts A and B.

          Not applicable.

Item 30.  Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Edina and the State of Minnesota, on the 25 day of April, 2002.

                                  Wallace Funds


                                      By:_/s/_Arthur B. Carlson III_____
                                      Arthur B. Carlson III
                                      Chief Financial Officer and Secretary

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below on April 25, 2002 by the following persons in the capacities indicated.


Signature                           Title


_/s/_Arthur B. Carlson III___       Trustee, Chief Financial Officer and
Arthur B. Carlson III               Secretary



_/s/_Thomas W. Tripp________        Trustee
Thomas W. Tripp*



_/s/_Dennis G. Carpenter____         Trustee
Dennis G. Carpenter*




_/s/_Arthur B. Carlson III____
*By: Arthur B. Carlson III
Attorney-in Fact

                                  EXHIBIT INDEX


         Exhibit Number                     Description

         99.23.a.ii                         Agreement and Declaration of Trust

         99.23.b                            By-Laws

         99.23.d                            Investment Advisory Agreement

         99.23.e                            Distribution Agreement

         99.23.g                            Custody Agreement

         99.23.h                            Mutual Fund Services Agreement

         99.23.i                            Legal Opinion and Consent

         99.23.j                            Consent of Auditors

         99.23.l                            Letters of Investment Intent

         99.23.m                            Rule 12b-1 Plan

         99.23.p                            Code of Ethics

         99.23.q                            Powers of Attorney